[Letterhead of Sutherland Asbill & Brennan LLP]

Steven B. Boehm

Direct Line: 202.383.0176

E-mail: steven.boehm@sutherland.com

August 26, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:	Madison Harbor Balanced Strategies, Inc. –
Preliminary Proxy Statement on Schedule 14A

Dear Sir or Madam:

On behalf of Madison Harbor Balanced Strategies, Inc., we are filing a new Preliminary Proxy Statement on Schedule 14A pursuant to the rules and regulations of the Securities Exchange Act of 1934.  This Preliminary Proxy Statement supersedes and replaces the previous Preliminary Proxy Statement, which was filed on July 18, 2008.

Please call me at the above number, or Anne W. Gray at (202) 383-0966, if you have any questions or comments regarding the foregoing.

Sincerely,

/s/ Steven B. Boehm

cc:	Mr. Edward M. Casal